Organization and Nature of Operations	9 Months Ended
Sep. 30, 2012
Organization and Nature of Operations
Organization and Nature of Operations

1. Organization and Nature of Operations

Supernus Pharmaceuticals, Inc. (the Company) was incorporated in Delaware on March 30, 2005, and commenced operations on December 22, 2005. The Company is a specialty pharmaceutical company focused on developing and commercializing products for the treatment of central nervous system diseases, including neurological and psychiatric disorders. The Company has two proprietary products and several proprietary product candidates in clinical development that address large market opportunities in epilepsy and attention deficit hyperactivity disorder.

The Company is currently focused on planning for the commercialization of Oxtellar XR (formerly known as SPN-804) and the anticipated commercialization of Trokendi XR (formerly known as SPN-538). Trokendi XR received tentative approval from the Food and Drug Administration (the FDA) on June 25, 2012. In addition Oxtellar XR received final approval from the FDA on October 19, 2012. Accordingly the Company has not yet generated any revenues from product sales. Except for profits earned in 2009 and 2011 due to one-time items, the Company has incurred net losses from operations since its inception. The Company had net income (loss) of approximately $0.5 million, $(38.5) million, $53.8 million, and $(32.8) million during the years ended December 31, 2009, 2010, and 2011 and the nine months ended September 30, 2012, respectively. The net income in 2011 was primarily due to a gain on the sale of TCD Royalty Sub LLC (TCD) of approximately $74.9 million, net of taxes, being reported as discontinued operations (see Note 8). The Company has financed its operations primarily through the sale of equity securities, execution of non-recourse debt arrangements, issuance of debt instruments, and payments received under its royalty and development agreements. Management expects operating losses to continue for the foreseeable future and until one or more of its products are established in the marketplace. In addition to a public offering of the Company's common stock (Common Stock), the Company may need to obtain additional capital through equity offerings, debt financings and/or payments under new or existing licensing and research and development collaboration agreements (see Note 2).

The Company's operations are subject to certain risks and uncertainties. The risks include negative outcome of clinical trials, inability or delay in completing clinical trials or obtaining regulatory approvals, changing market conditions for products being developed by the Company, more stringent regulatory environment, the need to retain key personnel and protect intellectual property, product liability, and the availability of additional capital financing on terms acceptable to the Company.